Non-Cash Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Changes in Employee Shares

A summary of the changes in the Employee Shares from December 31, 2022 through June 30, 2023 is as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2022	16,309	$11.33
Granted	—	—
Vested	(3,487)	10.70
Forfeited	(11,431)	11.78
Unvested balance as of June 30, 2023	1,391	$13.49

Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the six months ended June 30, 2023 were as follows:

For the Six Months Ended June 30,
2023
Expected option life (years)	5.8
Expected volatility	71.7%
Risk-free interest rate	3.6%
Expected dividend yield	—

Summary of Share Options

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	7,918,500	$4.76	8.40	$—
Granted	4,015,796	0.55	—	—
Exercised	—	—	—	—
Expired	(647,516)	13.22	—	—
Canceled or Forfeited	(1,665,323)	2.94	—	—
Outstanding as of June 30, 2023	9,621,457	$2.64	8.44	$2
Exercisable as of June 30, 2023	2,608,080	5.92	6.53	—
Vested and expected to vest as of June 30, 2023	9,621,457	$2.64	8.44	$2

Summary of Activity Related to RSUs	The following table summarizes the activity related to RSUs from December 31, 2022, through June 30, 2023:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2022	445,590	$0.98
Granted	1,157,989	0.58
Vested and settled	(89,340)	1.08
Canceled or Forfeited	(317,531)	0.84
Outstanding as of June 30, 2023	1,196,708	$0.64

Summary of Non-Cash Share-Based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Six Months Ended June 30,
	2023	2022
Research and development	$539	$1,170
General and administrative	1,509	1,665
	$2,048	$2,835